Long Term and Other Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Debt Instrument [Line Items]
Capital leases and hire purchase contract	$ 1,094	$ 375
Total long-term debt outstanding	123,859	414,002
Less: current portion of long-term debt	(7,369)	(10,082)
Long-term debt, excluding current portion	115,928	403,710
Unamortized deferred financing charge		(1,218)
Unamortized deferred financing charge, Long-term debt, excluding current portion		(1,218)
Book value, Total long-term debt outstanding	123,859	412,784
Long-term debt, excluding current portion	123,859	402,492
Senior Bank Debt [Member]
Debt Instrument [Line Items]
Senior bank debt	122,765	115,379
Unamortized deferred financing charge		(1,218)
Book value	$ 122,765	114,161
PIK shareholder loan notes [Member]
Debt Instrument [Line Items]
Senior bank debt		298,248
Book value		$ 298,248